Segment Reporting - Operating Profit (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 30, 2016 USD ($)	Jul. 24, 2016 USD ($)	Apr. 24, 2016 USD ($)	Jan. 24, 2016 USD ($)	Oct. 25, 2015 USD ($)	Jul. 26, 2015 USD ($)	Apr. 26, 2015 USD ($)	Jan. 25, 2015 USD ($)	Oct. 30, 2016 USD ($) segment	Oct. 25, 2015 USD ($)	Oct. 26, 2014 USD ($)
Operating profit and other financial information
Number of reportable business segments | segment									5
Sales	$ 2,627,941	$ 2,302,376	$ 2,300,235	$ 2,292,672	$ 2,400,858	$ 2,188,587	$ 2,279,345	$ 2,395,073	$ 9,523,224	$ 9,263,863	$ 9,316,256
Segment Operating Profit									1,323,895	1,067,320	931,620
Net interest and investment expense									6,680	10,177	9,468
General corporate expense									49,436	35,199	33,434
Noncontrolling interest									465	1,176	3,349
EARNINGS BEFORE INCOME TAXES									1,317,215	1,057,143	922,152
Assets	6,370,067				6,139,831				6,370,067	6,139,831	5,455,619
Additions to Property, Plant and Equipment									255,524	144,063	159,138
Depreciation and Amortization									131,968	133,434	130,044
Intersegment sales
Operating profit and other financial information
Sales									132,109	141,317	167,422
Operating segment
Operating profit and other financial information
Sales									9,523,224	9,263,863	9,316,256
Segment Operating Profit									1,372,866	1,101,343	961,705
Intersegment elimination
Operating profit and other financial information
Sales									(132,109)	(141,317)	(167,422)
Corporate
Operating profit and other financial information
Assets	698,617				705,107				698,617	705,107	712,928
Additions to Property, Plant and Equipment									35,145	15,750	32,291
Depreciation and Amortization									10,655	10,428	6,821
Grocery Products
Operating profit and other financial information
Sales									1,684,756	1,617,680	1,558,265
Assets	1,472,316				1,214,988				1,472,316	1,214,988	1,249,631
Additions to Property, Plant and Equipment									15,830	18,104	31,741
Depreciation and Amortization									29,725	26,972	25,883
Grocery Products | Operating segment
Operating profit and other financial information
Sales									1,684,756	1,617,680	1,558,265
Segment Operating Profit									268,461	228,582	195,064
Refrigerated Foods
Operating profit and other financial information
Sales									4,647,173	4,372,347	4,644,179
Assets	1,999,821				1,973,424				1,999,821	1,973,424	1,215,694
Additions to Property, Plant and Equipment									93,430	54,074	61,183
Depreciation and Amortization									53,229	53,325	57,709
Refrigerated Foods | Intersegment sales
Operating profit and other financial information
Sales									11,341	13,058	23,163
Refrigerated Foods | Operating segment
Operating profit and other financial information
Sales									4,658,514	4,385,405	4,667,342
Segment Operating Profit									585,652	424,968	338,020
Jennie-O Turkey Store
Operating profit and other financial information
Sales									1,740,968	1,635,776	1,672,452
Assets	882,812				811,693				882,812	811,693	857,697
Additions to Property, Plant and Equipment									61,340	32,250	25,761
Depreciation and Amortization									29,225	28,262	27,091
Jennie-O Turkey Store | Intersegment sales
Operating profit and other financial information
Sales									120,742	128,195	144,137
Jennie-O Turkey Store | Operating segment
Operating profit and other financial information
Sales									1,861,710	1,763,971	1,816,589
Segment Operating Profit									329,427	276,217	272,362
Specialty Foods
Operating profit and other financial information
Sales									939,134	1,103,359	907,120
Assets	837,107				988,455				837,107	988,455	1,013,420
Additions to Property, Plant and Equipment									5,372	5,309	3,266
Depreciation and Amortization									5,165	11,075	8,999
Specialty Foods | Intersegment sales
Operating profit and other financial information
Sales									26	64	122
Specialty Foods | Operating segment
Operating profit and other financial information
Sales									939,160	1,103,423	907,242
Segment Operating Profit									110,917	93,258	71,514
International & Other
Operating profit and other financial information
Sales									511,193	534,701	534,240
Assets	$ 479,394				$ 446,164				479,394	446,164	406,249
Additions to Property, Plant and Equipment									44,407	18,576	4,896
Depreciation and Amortization									3,969	3,372	3,541
International & Other | Operating segment
Operating profit and other financial information
Sales									511,193	534,701	534,240
Segment Operating Profit									$ 78,409	$ 78,318	$ 84,745